ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 1.9%
5,729	General Dynamics Corporation	$ 1,715,033
13,100	RTX Corporation	1,615,754
		3,330,787
	ASSET MANAGEMENT - 2.7%
7,079	Ameriprise Financial, Inc.	3,181,585
1,597	BlackRock, Inc.	1,440,191
		4,621,776
	BANKING - 4.1%
22,589	JPMorgan Chase & Company	5,078,007
10,944	PNC Financial Services Group, Inc. (The)	2,025,625
		7,103,632
	BEVERAGES - 1.9%
19,150	PepsiCo, Inc.	3,310,652

	BIOTECH & PHARMA - 9.4%
8,429	Amgen, Inc.	2,813,853
5,703	Eli Lilly & Company	5,474,994
16,634	Johnson & Johnson	2,758,915
21,368	Merck & Company, Inc.	2,531,040
5,692	Vertex Pharmaceuticals, Inc.(a)	2,822,606
		16,401,408
	COMMERCIAL SUPPORT SERVICES - 4.0%
4,563	Cintas Corporation	3,673,763
15,744	Republic Services, Inc.	3,278,058
		6,951,821
	DIVERSIFIED INDUSTRIALS - 1.4%
11,622	Honeywell International, Inc.	2,416,330

	ELECTRIC UTILITIES - 4.1%
34,221	American Electric Power Company, Inc.	3,431,682
20,545	NextEra Energy, Inc.	1,654,078
23,254	Southern Company (The)	2,009,146
		7,094,906

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	FOOD - 1.5%
13,484	Hershey Company (The)	$ 2,603,221

	GAS & WATER UTILITIES - 1.1%
13,226	American Water Works Company, Inc.	1,892,905

	HEALTH CARE FACILITIES & SERVICES - 5.7%
11,168	Cardinal Health, Inc.	1,258,857
6,396	Labcorp Holdings, Inc.	1,470,376
4,565	Molina Healthcare, Inc.(a)	1,596,791
9,377	UnitedHealth Group, Inc.	5,534,306
		9,860,330
	HOUSEHOLD PRODUCTS - 3.8%
13,047	Church & Dwight Company, Inc.	1,329,228
30,766	Procter & Gamble Company (The)	5,277,600
		6,606,828
	INDUSTRIAL REIT - 0.8%
10,705	Prologis, Inc.	1,368,313

	INSURANCE - 6.7%
30,590	Hartford Financial Services Group, Inc. (The)	3,551,499
17,127	Marsh & McLennan Companies, Inc.	3,896,563
33,099	MetLife, Inc.	2,564,511
30,347	W R Berkley Corporation	1,811,716
		11,824,289
	INTERNET MEDIA & SERVICES - 6.9%
51,519	Alphabet, Inc., Class A	8,417,174
5,196	Netflix, Inc.(a)	3,644,215
		12,061,389
	LEISURE FACILITIES & SERVICES - 2.3%
9,562	Marriott International, Inc., Class A	2,244,106
6,183	McDonald's Corporation	1,784,785
		4,028,891

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MACHINERY - 2.6%
12,802	Caterpillar, Inc.	$ 4,558,792

	MEDICAL EQUIPMENT & DEVICES - 5.5%
18,024	Abbott Laboratories	2,041,578
22,583	Boston Scientific Corporation(a)	1,847,064
5,447	Danaher Corporation	1,466,932
5,712	Stryker Corporation	2,058,719
3,426	Thermo Fisher Scientific, Inc.	2,107,229
		9,521,522
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
20,985	Schlumberger N.V.	923,130

	RETAIL - CONSUMER STAPLES - 2.6%
57,417	Walmart, Inc.	4,434,315

	RETAIL - DISCRETIONARY - 2.5%
11,885	Home Depot, Inc. (The)	4,379,622

	SEMICONDUCTORS - 1.2%
10,053	Texas Instruments, Inc.	2,154,760

	SOFTWARE - 11.7%
3,642	Intuit, Inc.	2,295,407
26,676	Microsoft Corporation	11,127,628
16,222	Oracle Corporation	2,292,006
8,428	Synopsys, Inc.(a)	4,379,020
		20,094,061
	SPECIALTY FINANCE - 2.6%
17,332	American Express Company	4,482,922

	TECHNOLOGY HARDWARE - 7.1%
53,863	Apple, Inc.	12,334,627

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 4.4%
8,920	Accenture PLC, Class A	$ 3,050,195
11,177	Fiserv, Inc.(a)	1,951,504
5,456	Moody's Corporation	2,661,109
		7,662,808

	TOTAL COMMON STOCKS (Cost $147,348,370)	172,024,037

	TOTAL INVESTMENTS - 99.0% (Cost $147,348,370)	$ 172,024,037
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,768,194
	NET ASSETS - 100.0%	$ 173,792,231

(a)	Non-income producing security.